ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
A summary of accrued liabilities is as follows:

	VERSO PAPER		VERSO HOLDINGS
	December 31,		December 31,
(Dollars in thousands)	2013	2012	2013	2012
Accrued interest	$58,852	$56,013	$58,977	$55,060
Payroll and employee benefit costs	40,054	37,721	40,054	37,721
Accrued sales rebates	11,573	11,138	11,573	11,138
Derivatives	4,959	3,909	4,959	3,909
Accrued taxes - other than income	1,456	1,584	1,431	1,478
Restructuring costs	—	5,098	—	5,098
Freight and other	5,441	4,717	5,441	4,717
Accrued liabilities	$122,335	$120,180	$122,435	$119,121